Long-Term Debt - Delivery Financing Arrangements (Details) $ in Millions			1 Months Ended
	Dec. 27, 2021 USD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2017 rig	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)
Credit Facility [Abstract]
Delivery financing per rig							$ 87.0
Long-term debt				$ 1,915.9	$ 1,906.2
Delivery Financing from PPL
Credit Facility [Abstract]
Additional payments due at the completion of the amendment agreements for the deferrals	$ 12.7
Additional payments due later in 2022	30.0
Payments of debt amendment fee	$ 3.8
Portion of future net equity offerings to repay amounts owed, percentage	20.00%
Long-term debt				753.3	$ 753.3
Delivery Financing from PPL | Period 1
Credit Facility [Abstract]
Interest payable						$ 1.0
Interim payment 2021		$ 6.0
Value of rigs, 2021		70.0
Delivery Financing from PPL | Period 2
Credit Facility [Abstract]
Interim payment 2022		12.0
Value of rigs, 2022		75.0
Delivery Financing from PPL | Period 3
Credit Facility [Abstract]
Minimum liquidity covenant levels, amount		5.0
Delivery Financing from PPL | Period 4 | Minimum Liquidity Covenant Levels, Period 1
Credit Facility [Abstract]
Minimum liquidity covenant levels, amount		10.0
Delivery Financing from PPL | Period 5 | Minimum Liquidity Covenant Levels, Period 2
Credit Facility [Abstract]
Minimum liquidity covenant levels, amount		15.0
Delivery Financing from PPL | Period 6
Credit Facility [Abstract]
Value of rigs, thereafter		$ 80.0
Delivery Financing from PPL
Credit Facility [Abstract]
Number of premium jack up rigs agreed to acquire | rig			9
Term of guaranteed maturity			60 months
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 1,253.0